Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Redeemable Noncontrolling Interests	Parent [Member] Restatement	Parent [Member]	Common Stock [Member] Subordinate Voting Shares	Common Stock [Member] Multiple voting shares	Additional Paid-in Capital [Member] Restatement	Additional Paid-in Capital [Member]	Treasury Stock [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Redeemable Non-Controlling Interest Contingency	Subordinate Voting Shares	Restatement	Total
Beginning balance at Dec. 31, 2020			$ 1,277,359				$ 1,563,258			$ (280,691)	$ 2,093	$ (2,694)			$ 1,276,758
Beginning balance (in shares) at Dec. 31, 2020				569,831,140	93,970,705			(5,208)							663,801,845
Issuance of shares in connection with public offering			239,310				239,310								$ 239,310
Issuance of shares in connection with public offering (in shares)				18,975,000											18,975,000
Issuance of shares in connection with acquisitions			209,429				209,429								$ 209,429
Issuance of shares in connection with acquisitions (in shares)				18,954,889											18,954,889
Acquisition escrow shares returned and retired			(8,312)				(5,078)			(3,234)					$ (8,312)
Acquisition escrow shares returned and retired (in shares)				(745,915)									(745,915)		(745,915)
Initial NCI - Curaleaf International	$ 130,798
Minority buyouts			(1,619)				(2,026)			407	$ (2,093)	$ 2,694			$ (1,018)
Minority buyouts (in shares)				722,577									722,577		722,577
Foreign currency exchange variance	(3,124)		(6,744)						$ (6,744)						$ (6,744)
Exercise and forfeiture of stock options			3,157				3,157								3,157
Exercise and forfeiture of stock options (in shares)				6,495,288
Share-based compensation			39,481				39,481								$ 39,481
Share-based compensation (in shares)				136,750											136,750
Net loss	(8,702)		(205,940)							(205,940)					$ (205,940)
Ending balance at Dec. 31, 2021	118,972	$ 3,735	1,546,121			$ 3,735	2,047,531		(6,744)	(489,458)				$ 3,735	$ 1,546,121
Ending balance (in shares) at Dec. 31, 2021				614,369,729	93,970,705			(5,208)							708,340,434
Issuance of shares in connection with acquisitions			35,671				35,671								$ 35,671
Issuance of shares in connection with acquisitions (in shares)				7,392,857											7,392,857
Acquisition related deferred equity consideration			59,289				59,289								$ 59,289
Acquisition escrow shares returned and retired			(10,370)				(10,370)								$ (10,370)
Acquisition escrow shares returned and retired (in shares)				(980,098)									(980,098)		(980,098)
Foreign currency exchange variance	(5,582)		(11,849)						(11,849)						$ (11,849)
Exercise and forfeiture of stock options			(812)				(812)								(812)
Exercise and forfeiture of stock options (in shares)				2,585,129
Initial NCI - Four20 Pharma	14,556
Share-based compensation			28,017				28,017								$ 28,017
Share-based compensation (in shares)				152,508											152,508
Net loss	(6,833)		(370,098)							(370,098)					$ (370,098)
Ending balance at Dec. 31, 2022	$ 121,113		$ 1,279,704				$ 2,163,061		$ (18,593)	$ (859,556)					$ 1,279,704
Ending balance (in shares) at Dec. 31, 2022				623,520,125	93,970,705			(5,208)							717,490,830